Leases - Schedule of Future Minimum Lease Payments (Details)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2027	$ 1,069,846	$ 829,773
2028	978,595	758,998
2029	978,595	758,998
2030	978,595	758,998
2031 onwards	15,704	12,180
Total future minimum lease payments	4,021,335	3,118,947
Less imputed interest	(311,361)	(241,491)
Present value of operating lease liabilities	3,709,974	2,877,456
Less: current portion	(936,187)	(726,107)	$ (866,559)
Long-term portion	$ 2,773,787	$ 2,151,349	$ 3,677,210